Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenues Based on Product Lines
The Group’s revenues derived from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Lines:
Sales of goods	136,372	69,105	18,516
Sales of services	7,813	2,474	1,161

Total	144,185	71,579	19,677

Geographical markets (*):
EMEA	120,619	66,872	19,656
NORAM	23,552	4,687	1
APAC	14	20	20

Total	144,185	71,579	19,677

(*)	The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.

Summary of Revenues Based Geographical Segments
The Group’s revenues derived from the transfer of goods and services are recognized at a point in time. Revenues are shown below based on product lines and geographical segments:

	Year ended December 31,
(In thousand Euros)	2022	2021	2020
Lines:
Sales of goods	136,372	69,105	18,516
Sales of services	7,813	2,474	1,161

Total	144,185	71,579	19,677

Geographical markets (*):
EMEA	120,619	66,872	19,656
NORAM	23,552	4,687	1
APAC	14	20	20

Total	144,185	71,579	19,677

(*)	The differences between geographical markets information and the segment disclosures in the Note 7 comes from the intercompany eliminations.